SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.3%

Communication Services – 2.8%
Entertainment - 1.0%
Chicken Soup for the Soul Entertainment Cl. A [1]	346,930	$54,260
IMAX Corporation [1]	321,900	5,205,123
		5,259,383
Interactive Media & Services - 0.9%
QuinStreet [1]	271,200	4,789,392
Media - 0.9%
Magnite [1]	298,173	3,205,360
TechTarget [1]	50,000	1,654,000
		4,859,360
Total		14,908,135

Consumer Discretionary – 7.6%
Automobile Components - 1.3%
Motorcar Parts of America [1]	54,800	440,592
Patrick Industries [2]	8,360	998,769
Sebang Global Battery	50,500	2,952,164
Standard Motor Products [2]	47,460	1,592,283
Stoneridge [1,2]	56,200	1,036,328
		7,020,136
Broadline Retail - 0.3%
1stdibs.com [1]	274,439	1,635,656
Diversified Consumer Services - 1.2%
Park Lawn	50,000	616,441
Universal Technical Institute [1]	355,500	5,666,670
		6,283,111
Hotels, Restaurants & Leisure - 1.5%
Century Casinos [1]	222,500	703,100
Inspired Entertainment [1]	150,000	1,479,000
Lindblad Expeditions Holdings [1,2]	629,194	5,870,380
		8,052,480
Household Durables - 1.5%
Beazer Homes USA [1]	23,581	773,457
Cavco Industries [1,2,3]	6,900	2,753,514
Legacy Housing [1]	162,038	3,487,058
Lifetime Brands [2]	119,294	1,250,201
		8,264,230
Leisure Products - 0.3%
Clarus Corporation	254,903	1,720,595
Specialty Retail - 1.5%
AutoCanada [1]	321,700	6,383,888
Destination XL Group [1]	75,000	270,000
Shoe Carnival [2]	34,632	1,268,917
		7,922,805
Total		40,899,013

Consumer Staples – 0.7%
Beverages - 0.1%
Primo Water	26,791	487,864
Consumer Staples Distribution & Retail - 0.0%
Rite Aid [1,4]	200,000	34,000
Food Products - 0.6%
CubicFarm Systems [1]	40,000	6,496
J G Boswell Company [5]	2,490	1,479,060
John B. Sanfilippo & Son [2]	7,900	836,768
Seneca Foods Cl. A [1]	4,813	273,860
Vital Farms [1]	25,635	596,014
		3,192,198
Total		3,714,062

Energy – 5.3%
Energy Equipment & Services - 3.0%
Bristow Group [1,2]	177,900	4,838,880
Newpark Resources [1]	71,941	519,414
Pason Systems	280,983	3,244,305
SEACOR Marine Holdings [1,2]	216,957	3,024,380
Select Water Solutions Cl. A	77,199	712,547
TerraVest Industries	82,000	3,632,203
		15,971,729
Oil, Gas & Consumable Fuels - 2.3%
Dorchester Minerals L.P.	76,981	2,595,799
Dorian LPG	72,669	2,794,850
GeoPark	25,100	240,960
Kimbell Royalty Partners L.P.	55,724	864,837
Navigator Holdings	175,000	2,686,250
Northern Oil & Gas [2]	34,200	1,357,056
Riley Exploration Permian	10,660	351,780
SilverBow Resources [1]	9,344	319,004
StealthGas [1]	229,664	1,364,204
		12,574,740
Total		28,546,469

Financials – 15.2%
Banks - 2.0%
Bank of N.T. Butterfield & Son	21,867	699,525
Chemung Financial [2]	31,000	1,316,880
Citizens Bancshares [5]	3,160	156,736
CNB Financial	16,100	328,279
Dime Community Bancshares	21,621	416,421
First Bancshares (The)	13,518	350,792
First National Bank Alaska [5]	695	138,826
HBT Financial	65,497	1,247,063
Hingham Institution for Savings	2,471	431,091
Live Oak Bancshares [2]	30,900	1,282,659
Midway Investments [1,4]	735,647	0
OP Bancorp	14,500	144,710
Origin Bancorp	13,060	407,994
United Bancorporation of Alabama [5]	3,447	144,429
Unity Bancorp	14,230	392,748
Virginia National Bankshares [2]	89,910	2,706,291
WSFS Financial	22,500	1,015,650
		11,180,094
Capital Markets - 9.4%
B. Riley Financial [2]	44,633	944,881
Barings BDC	215,300	2,002,290
Bolsa Mexicana de Valores	1,068,000	2,387,895
Bridge Investment Group Holdings Cl. A	200,000	1,370,000
Canaccord Genuity Group	655,625	4,307,750
Donnelley Financial Solutions [1,2]	78,100	4,842,981
Fiera Capital Cl. A	78,000	475,641
GCM Grosvenor Cl. A	224,300	2,166,738
MarketWise Cl. A	500,000	865,000
Open Lending [1]	140,151	877,345
OTC Markets Group [5]	47,571	2,628,298
Perella Weinberg Partners Cl. A	108,607	1,534,617
Silvercrest Asset Management Group Cl. A [2]	364,801	5,767,504
Sprott	290,119	10,704,771
StoneX Group [1,2]	45,997	3,231,749
Tel Aviv Stock Exchange	343,000	2,314,435
U.S. Global Investors Cl. A	439,454	1,221,682
Urbana Corporation	237,600	955,978
Value Line	18,570	752,085
Westaim Corporation (The) [1]	500,000	1,365,767
		50,717,407
Consumer Finance - 0.5%
EZCORP Cl. A [1,2,3]	241,387	2,734,915
Financial Services - 2.9%
Acacia Research [1,2,3]	605,848	3,229,170
Cantaloupe [1]	50,000	321,500
Cass Information Systems	11,439	551,016
ECN Capital	1,031,200	1,591,088
International Money Express [1]	83,300	1,901,739
NewtekOne	378,975	4,168,725
Repay Holdings Cl. A [1]	321,751	3,539,261
Waterloo Investment Holdings [1,4]	806,000	225,680
		15,528,179
Insurance - 0.4%
Ambac Financial Group [1]	50,010	781,656
International General Insurance Holdings	41,627	563,630
Tiptree	45,621	788,331
		2,133,617
Total		82,294,212

Health Care – 11.8%
Biotechnology - 2.3%
Absci [1]	132,011	749,822
Actinium Pharmaceuticals [1]	50,000	391,500
Agios Pharmaceuticals [1]	7,338	214,563
Arcturus Therapeutics Holdings [1]	129,836	4,384,562
Avid Bioservices [1]	99,300	665,310
C4 Therapeutics [1]	23,604	192,845
CareDx [1]	100,000	1,059,000
Caribou Biosciences [1]	258,928	1,330,890
Fate Therapeutics [1]	43,399	318,549
4D Molecular Therapeutics [1]	6,153	196,034
Kymera Therapeutics [1]	7,076	284,455
MeiraGTx Holdings [1]	114,400	694,408
Prime Medicine [1]	46,214	323,498
Relay Therapeutics [1]	14,222	118,043
Travere Therapeutics [1]	47,573	366,788
Viking Therapeutics [1]	6,951	569,982
Werewolf Therapeutics [1]	37,321	241,840
X4 Pharmaceuticals [1]	342,363	475,884
		12,577,973
Health Care Equipment & Supplies - 2.3%
Artivion [1]	62,700	1,326,732
AtriCure [1,2]	15,000	456,300
Atrion Corporation	1,200	556,260
ClearPoint Neuro [1]	29,205	198,594
Establishment Labs Holdings [1]	15,625	795,312
Inogen [1]	69,271	559,017
Profound Medical [1]	189,100	1,594,273
Semler Scientific [1,2]	22,400	654,304
Surmodics [1,2]	98,787	2,898,411
UFP Technologies [1,2]	8,949	2,256,938
Utah Medical Products	15,114	1,074,756
		12,370,897
Health Care Providers & Services - 2.0%
Castle Biosciences [1]	11,125	246,419
Cross Country Healthcare [1,2]	58,900	1,102,608
Great Elm Group [1]	682,245	1,309,910
Hims & Hers Health Cl. A [1]	200,000	3,094,000
Joint Corp. (The) [1]	127,484	1,664,941
ModivCare [1]	25,000	586,250
National Research [2]	71,668	2,838,770
		10,842,898
Health Care Technology - 0.6%
Simulations Plus [2]	72,770	2,994,485
Life Sciences Tools & Services - 4.3%
Azenta [1,2]	15,700	946,396
BioLife Solutions [1]	195,072	3,618,586
Harvard Bioscience [1]	317,400	1,345,776
Inotiv [1]	50,767	555,391
Lifecore Biomedical [1,2]	75,610	401,489
MaxCyte [1]	81,428	341,183
Mesa Laboratories [2]	96,530	10,592,237
OmniAb [1]	104,588	566,867
Quanterix Corporation [1]	199,800	4,707,288
		23,075,213
Pharmaceuticals - 0.3%
Avadel Pharmaceuticals ADR [1]	13,102	221,293
Knight Therapeutics [1]	237,000	927,319
Theravance Biopharma [1,2]	59,009	529,311
		1,677,923
Total		63,539,389

Industrials – 21.7%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	98,252	1,870,718
CPI Aerostructures [1]	189,700	443,898
Innovative Solutions and Support [1]	78,828	577,021
Park Aerospace	145,010	2,411,516
		5,303,153
Building Products - 1.1%
Burnham Holdings Cl. A [5]	117,000	1,550,250
Insteel Industries [2]	49,700	1,899,534
Janus International Group [1]	97,610	1,476,839
Quanex Building Products	18,198	699,349
		5,625,972
Commercial Services & Supplies - 1.1%
Acme United	25,000	1,174,750
Civeo Corporation	37,499	1,006,848
Montrose Environmental Group [1]	29,475	1,154,536
VSE Corporation	33,140	2,651,200
		5,987,334
Construction & Engineering - 3.2%
Argan	4,109	207,669
Bowman Consulting Group [1]	40,000	1,391,600
Construction Partners Cl. A [1]	38,973	2,188,334
Granite Construction	13,500	771,255
IES Holdings [1,2]	62,874	7,647,993
Limbach Holdings [1]	23,016	953,323
MasTec [1]	13,287	1,239,013
Matrix Service [1,2]	61,915	806,752
Northwest Pipe [1,2]	65,100	2,257,668
		17,463,607
Electrical Equipment - 1.9%
Allient	17,350	619,048
American Superconductor [1]	114,244	1,543,437
Hammond Power Solutions Cl. A	16,970	1,816,581
LSI Industries	199,970	3,023,546
Powell Industries	21,400	3,045,220
		10,047,832
Ground Transportation - 0.9%
Covenant Logistics Group Cl. A	761	35,280
FTAI Infrastructure	50,269	315,689
Universal Logistics Holdings [2]	125,240	4,617,599
		4,968,568
Machinery - 3.0%
Graham Corporation [1]	149,850	4,087,908
Hurco Companies [2]	16,566	333,970
L B Foster Company [1,2]	95,300	2,602,643
Lindsay Corporation [2]	37,500	4,412,250
Luxfer Holdings [2]	45,561	472,468
Shyft Group (The)	44,983	558,689
Standex International	5,700	1,038,654
Taylor Devices [1]	4,726	235,213
Tennant Company	19,200	2,334,912
		16,076,707
Marine Transportation - 1.4%
Algoma Central	40,000	437,636
Clarkson	52,700	2,667,264
Eagle Bulk Shipping [2]	71,728	4,480,848
		7,585,748
Professional Services - 1.2%
Forrester Research [1,2]	188,829	4,071,153
Franklin Covey [1,2]	14,287	560,908
NV5 Global [1]	11,400	1,117,314
Resources Connection	59,300	780,388
Spire Global Cl. A [1]	6,250	75,000
		6,604,763
Trading Companies & Distributors - 6.9%
Alta Equipment Group	32,103	415,734
BlueLinx Holdings [1]	11,071	1,441,887
Distribution Solutions Group [1]	184,590	6,549,253
EVI Industries [2]	352,409	8,774,984
Hudson Technologies [1]	34,051	374,902
Teqnion [1]	167,400	3,456,222
Transcat [1,2]	145,294	16,190,110
		37,203,092
Total		116,866,776

Information Technology – 23.3%
Communications Equipment - 1.5%
Applied Optoelectronics [1]	92,020	1,275,397
Aviat Networks [1]	9,263	355,143
Clearfield [1,2]	58,600	1,807,224
Digi International [1,2]	70,000	2,235,100
Genasys [1]	64,178	152,102
Harmonic [1]	50,000	672,000
Ituran Location and Control	50,000	1,398,000
		7,894,966
Electronic Equipment, Instruments & Components - 8.1%
Bel Fuse Cl. A	18,805	1,331,582
Bel Fuse Cl. B	22,459	1,354,502
Evolv Technologies Holdings [1]	318,000	1,415,100
Fabrinet [1]	2,200	415,844
FARO Technologies [1,2,3]	107,169	2,305,205
Luna Innovations [1]	524,526	1,681,106
nLIGHT [1,2]	698,185	9,076,405
PAR Technology [1,2]	287,024	13,019,409
Powerfleet NJ [1]	1,191,159	6,360,789
Richardson Electronics	535,322	4,930,316
Vishay Precision Group [1,2]	45,600	1,611,048
		43,501,306
IT Services - 0.3%
Hackett Group (The) [2]	77,700	1,888,110
Liberated Syndication [1,4]	56,000	0
		1,888,110
Semiconductors & Semiconductor Equipment - 8.2%
Alpha and Omega Semiconductor [1,2]	17,900	394,516
Amtech Systems [1,2]	92,184	498,716
Axcelis Technologies [1]	3,800	423,776
AXT [1]	300,909	1,381,172
Camtek [1]	103,068	8,634,006
Cohu [1,2]	38,990	1,299,537
FormFactor [1,2,3]	22,869	1,043,513
Ichor Holdings [1]	74,213	2,866,106
inTEST Corporation [1]	100,788	1,335,441
Nova [1,2]	35,000	6,208,300
NVE Corporation [2]	36,900	3,327,642
Onto Innovation [1,2,3]	39,740	7,196,119
PDF Solutions [1,2]	29,700	999,999
Photronics [1]	183,100	5,185,392
Ultra Clean Holdings [1,2]	81,000	3,721,140
		44,515,375
Software - 4.4%
Alkami Technology [1]	100,156	2,460,833
American Software Cl. A [2]	111,152	1,272,690
Cellebrite DI [1]	714,100	7,912,228
Computer Modelling Group	629,875	4,729,119
Coveo Solutions [1]	117,000	887,941
Digital Turbine [1]	241,500	632,730
Dye & Durham	39,052	453,211
Mitek Systems [1]	32,495	458,180
Model N [1]	25,000	711,750
Optiva [1]	28,000	117,412
PROS Holdings [1,2,3]	69,390	2,520,939
Riskified Cl. A [1]	123,057	665,738
Upland Software [1]	244,100	754,269
		23,577,040
Technology Hardware, Storage & Peripherals - 0.8%
AstroNova [1]	115,860	2,064,625
Intevac [1]	539,400	2,071,296
		4,135,921
Total		125,512,718

Materials – 7.8%
Chemicals - 2.3%
Aspen Aerogels [1]	487,470	8,579,472
Bioceres Crop Solutions [1]	50,000	633,000
LSB Industries [1]	176,540	1,550,021
Orion	61,583	1,448,432
Rayonier Advanced Materials [1]	50,000	239,000
		12,449,925
Metals & Mining - 5.5%
Alamos Gold Cl. A	261,044	3,848,547
Alphamin Resources	468,951	318,508
Altius Minerals	171,100	2,595,773
Compass Minerals International	67,609	1,064,166
Haynes International [2]	44,541	2,677,805
MAG Silver [1]	154,050	1,629,849
Major Drilling Group International [1]	1,547,872	10,284,484
Olympic Steel [2]	27,100	1,920,848
Ryerson Holding	10,825	362,638
Sandstorm Gold [2]	810,000	4,252,500
Universal Stainless & Alloy Products [1,2]	33,620	753,760
		29,708,878
Total		42,158,803

Real Estate – 1.9%
Office REITs - 0.3%
Postal Realty Trust Cl. A	114,000	1,632,480
Real Estate Management & Development - 1.6%
Altus Group	73,400	2,811,260
Real Matters [1]	229,500	1,036,905
RMR Group (The) Cl. A [2]	108,200	2,596,800
Tejon Ranch [1,2]	154,994	2,388,458
		8,833,423
Total		10,465,903

Utilities – 0.2%
Water Utilities - 0.2%
Global Water Resources	106,000	1,361,040
Total		1,361,040

TOTAL COMMON STOCKS
(Cost $411,631,371)		530,266,520

INVESTMENT COMPANIES – 0.5%
Financials – 0.5%
Capital Markets - 0.5%
ASA Gold and Precious Metals	171,150	2,628,864
(Cost $2,914,815)		2,628,864

PREFERRED STOCK – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum 8.75% Series A	4,784	112,663
(Cost $71,808)		112,663

REPURCHASE AGREEMENT – 1.8%
Fixed Income Clearing Corporation, 4.75% dated 3/28/24, due 4/1/24, maturity value $9,753,690 (collateralized by obligations of U.S. Government Agencies, 4.25% due 12/31/25, valued at $9,943,559)
(Cost $9,748,545)		9,748,545
TOTAL INVESTMENTS – 100.6%
(Cost $424,366,539)		542,756,592

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%	(3,337,045)

NET ASSETS – 100.0%	$539,419,547

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2024. Total market value of pledged securities as of March 31, 2024, was $6,110,189.

[3]	As of March 31, 2024, a portion of these securities, in the aggregate amount of $1,214,299, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.

[4]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[5]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $424,797,441. As of March 31, 2024, net unrealized appreciation for all securities was $117,959,151, consisting of aggregate gross unrealized appreciation of $163,955,613 and aggregate gross unrealized depreciation of $45,996,462. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the "Fund"), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2024. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$523,909,241	$6,097,599	$259,680	$530,266,520
Investment Companies	2,628,864	–	–	2,628,864
Preferred Stock	112,663	–	–	112,663
Repurchase Agreement	–	9,748,545	–	9,748,545

Level 3 Reconciliation:

				Unrealized Gain (Loss)
	Balance as of 12/31/23	Transfers In	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 3/31/24
Common Stocks	$225,680	$34,000	$–	$0	$–	$259,680

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2024, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2024, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of March 31, 2024, the Fund had outstanding borrowings of $2,000,000. During the three-month period ended March 31, 2024, the Fund had an average daily loan balance of $2,000,000. As of March 31, 2024, the aggregate value of rehypothecated securities was $1,214,299.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).